PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT
Schedule of property and equipment

		December 31,
	Useful Life	2014	2013
Land	—	$332	$332
Buildings	40 years	8,362	7,419
Building and leasehold improvements	5 - 15 years*	760	889
Equipment and fixtures	5 - 10 years	7,221	6,572
Computer equipment	3 - 5 years	2,665	2,096

		19,340	17,308
Accumulated depreciation		(6,190)	(4,930)

		$13,150	$12,378

*	Unless applicable lease term is shorter